SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
2025 (six months)	$ 35,005
2026	70,011
2027	70,011
2028	70,011
2029	35,005
Total lease payments	280,043
Less: imputed interest	(19,417)
Total operating lease liabilities, net of interest	$ 260,626	$ 258,967